Other Financial Assets - Summary of Other Financial Assets (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Investments accounted for using equity method	€ 3,133	€ 3,133
Other Investments	483	0
Financial Investments	4,550	0
Loans and receivables	428	388
Deposits And Guarantees	335	397
Liquidity Contract Net	534	513
Other financial assets	9,464	4,431
Other current financial assets	4,550	0
Other non-current financial assets	4,914	4,431
Loans And Receivables, Variations	428	388
Long Term Deposits And Guarantees, Variations	335	€ 397
Liquidity Contract, Variations	534
CAPTECH Santé
Disclosure of financial assets [line items]
Other Investments	€ 500
Other Investments - Number of units of subscription	50
Other Investments - Subscription paid	€ 175
Other Investments - Remaining subscription	€ 325
Other Investments - Percentage of Subscription paid	35.00%
Profit (loss) on disposal of investments and changes in value of investments	€ 17
Increase
Disclosure of financial assets [line items]
Investments accounted for using equity method	0
Other Investments	483
Financial Investments	4,550
Loans And Receivables, Variations	40
Long Term Deposits And Guarantees, Variations	33
Liquidity Contract, Variations	0
Financial Assets, Variations	5,107
Decrease
Disclosure of financial assets [line items]
Investments accounted for using equity method	0
Other Investments	0
Financial Investments	0
Loans And Receivables, Variations	0
Long Term Deposits And Guarantees, Variations	(95)
Liquidity Contract, Variations	21
Financial Assets, Variations	€ (74)